Investments in and Advances to Unconsolidated Ventures Investments in and Advances to Unconsolidated Ventures (Details 2) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Operating real estate, net	$ 2,327,914	$ 2,369,505		$ 1,390,546
Real estate debt investments, net (refer to Note 5)	1,158,058	1,031,078		1,832,231		1,710,582	1,840,425
ERROR in label resolution.	961,135	1,035,075		1,108,393
Other assets	136,963	145,053		78,128
Assets	6,173,235	6,316,882	[1]	5,479,951	[1]	4,994,599
Other liabilities	73,732	73,874		86,075
Notes and Loans Payable	2,110,623	2,113,334		1,015,670
Liabilities	2,973,723	2,964,282	[2]	3,724,650	[2]
Liabilities and Equity	6,173,235	6,316,882		5,479,951
Investments in and advances to unconsolidated ventures (refer to Note 7)	140,540	138,343		107,028		92,401
Corporate Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Operating real estate, net		1,097,155		573,319
Real estate debt investments, net (refer to Note 5)		1,246,311		689,143
Private Equity Method Investments		1,589,493		0
ERROR in label resolution.		280,117		280,117
Other assets		1,064,653		370,774
Assets		5,277,729		1,913,353
Other liabilities		1,064,479		516,841
Notes and Loans Payable		1,851,561		301,656
Liabilities		2,916,040		818,497
Members' Equity		2,361,689		1,094,856
Liabilities and Equity		5,277,729		1,913,353
Investments in and advances to unconsolidated ventures (refer to Note 7)		$ 728,358		$ 111,025

[1]	Assets of consolidated VIEs included in total assets:Restricted cash March 2014 $9,902, December 2013 $24,411, December 2012 $320,815Operating real estate, net March 2014 $4,920, December 2013 $4,945, December 2012 $344,056Real estate debt investments, net March $43,542, December 2013 $44,299, December 2012 $1,478,503Investments in and advances to unconsolidated ventures December 2013 $0, December 2012 $59,939Real estate securities, available for sale March 2014 $559,447, December 2013 $644,015, December 2012 $1,015,972Receivables, net of allowance March 2014 $3,436, December 2013 $4,476, December 2012 $16,609Unbilled rent receivable December 2013 $0, December 2012 $2,125Deferred costs and intangible assets, net December 2013 $0, December 2012 $37,753Other assets March 2014 $1,560, December 2013 $269, December 2012 $12,689Total assets of consolidated VIEs March 2014 $621,997, December 2013 $722,415, December 2012 $3,288,461
[2]	Liabilities of consolidated VIEs included in the total liabilities:Mortgage and other notes payable December 2013 $0, December 2012 $228,446CDO bonds payable March 2014 $419,253, December 2013 $384,183 December 2012 $2,112,441Secured term loan December 2013 $0, December 2012 $14,664Accounts payable and accrued expenses March 2014 $2,313, December 2013 $2,686, December 2012 $13,626Escrow deposits payable March 2014 $22, December 2013 $22, December 2012 $67,406Derivative liabilities, at fair value March 2014 $30,717, December 2013 $52,204, December 2012 $170,840Other liabilities March 2014 $2,691, December 2013 $2,971, December 2012 $25,144Total liabilities of consolidated VIEs March 2014 $454,996, December 2013 $442,066, December 2012 $2,632,567